PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Cost:
Office furniture and equipment	9	9
Computer software and electronic equipment	120	106
Laboratory equipment	437	361
Leasehold improvements	690	690
	1,256	1,166
Accumulated depreciation:
Office furniture and equipment	4	4
Computer software and electronic equipment	106	103
Laboratory equipment	306	252
Leasehold improvements	593	493
	1,009	852

Depreciated cost	247	314